ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (Tables) (Parent)	12 Months Ended
Dec. 31, 2013
Parent
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS
Financial information of parent company, Condensed Balance Sheets

Financial information of parent company
Condensed Balance Sheets
(in thousands, except par value)

	December 31,
	2012 RMB	2013 RMB	2013 US$
			(Note 2(c))
ASSETS
Current assets:
Cash and cash equivalents	21,453	6,752	1,115
Restricted cash	—	—	—
Amounts due from subsidiaries, associates and related parties	118,009	125,847	20,788
Prepaid expenses and other current assets	1,057	868	144

Total current assets	140,519	133,467	22,047

Non-current assets:
Long-term investments	225,859	154,135	25,461

Total assets	366,378	287,602	47,508

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	2,376	3,962	654
Amounts due to subsidiaries, associates and related parties	9,708	11,890	1,964

Total liabilities	12,084	15,852	2,618

Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 3,133,000 and 3,133,000 shares authorized, 667,672 and 668,759 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	4,939	4,946	817
Additional paid-in capital	1,035,651	1,036,120	171,155
Statutory reserves	5,595	5,595	924
Accumulated deficit	(691,891)	(774,911)	(128,006)

Total shareholders' equity	354,294	271,750	44,890

Total liabilities and shareholders' equity	366,378	287,602	47,508

Financial information of parent company, Condensed Statements of Operations

Financial information of parent company
Condensed Statements of Operations
(in thousands)

	Years Ended December 31,
	2011 RMB	2012 RMB	2013 RMB	2013 US$
				(Note 2(c))
Costs and expenses:
Selling, general and administrative expenses	(5,611)	(15,263)	(11,127)	(1,838)
Net change in fair value	—	1,536	(103)	(17)

Total costs and expenses	(5,611)	(13,727)	(11,230)	(1,855)

Loss from operations	(5,611)	(13,727)	(11,230)	(1,855)
Interest income	212	61	21	3
Foreign currency exchange gain loss	(1,981)	(48)	(87)	(14)

Loss before share of subsidiaries' and associates' loss	(7,380)	(13,714)	(11,296)	(1,866)
Share of subsidiaries' and associates' loss	(329,135)	(39,797)	(71,724)	(11,848)

Net loss	(336,515)	(53,511)	(83,020)	(13,714)
Accretion of convertible redeemable preferred shares	—	—	—	—
Income allocated to participating preferred shareholders	—	—	—	—

Net loss attributable to ordinary shareholders	(336,515)	(53,511)	(83,020)	(13,714)

Financial information of parent company, Condensed Statements of Cash Flows

Condensed Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2011 RMB	2012 RMB	2013 RMB	2013 US$
				(Note 2(c))
Net cash used in operating activities	(31,020)	(12,525)	(14,777)	(2,441)
Net cash used in investing activities	—	—	—	—
Cash flow from financing activities:
Share repurchase	(15,332)	—	—	—
Payment of initial public offering costs	(1,315)	—	—	—
Proceeds from issuance of ordinary shares upon initial public offering	—	—	—	—
Proceeds from issuance of ordinary shares upon exercise of share options	583	—	185	31
Repayments of short-term borrowing to subsidiaries	—	—	—	—
Net cash (used in) provided by financing activities	(16,064)	—	185	31
Effect of exchange rate changes on cash and cash equivalents	(1,942)	(102)	(109)	(18)

Net (decrease) increase in cash and cash equivalents	(49,026)	(12,627)	(14,701)	(2,428)
Cash and cash equivalents at the beginning of year	83,106	34,080	21,453	3,543

Cash and cash equivalents at the end of year	34,080	21,453	6,752	1,115